Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 1.00	$ 1.00	$ 1.00
Common stock, shares outstanding	103,854,234	107,020,728	109,436,869
Preferred stock, par value
Preferred stock, shares outstanding	160,273	216,753	216,753